Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes consists of the following (dollars in millions):

	2022	2021	2020
Current:
Federal	$1,222	$1,769	$1,021
State	206	311	126
Foreign	18	15	5
Deferred:
Federal	261	24	(73)
State	27	(18)	(39)
Foreign	12	11	3

	$1,746	$2,112	$1,043

Schedule of Reconciliation of Federal Statutory Rate to Effective Income Tax Rate
A reconciliation of the federal statutory rate to the effective income tax rate follows:

	2022	2021	2020
Federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	2.3	2.0	1.9
Change in liability for uncertain tax positions	0.7	0.7	(0.2)
Tax benefit from settlements of employee equity awards	(0.9)	(1.2)	(1.8)
Other items, net	0.5	0.8	0.8

Effective income tax rate on income attributable to HCA Healthcare, Inc.	23.6	23.3	21.7
Income attributable to noncontrolling interests from consolidated partnerships	(3.3)	(1.8)	(2.5)

Effective income tax rate on income before income taxes	20.3%	21.5%	19.2%

Schedule of Deferred Tax Assets and Liabilities
A summary of the items comprising our deferred tax assets and liabilities at December 31 follows (dollars in millions):

	2022		2021
	Assets	Liabilities	Assets	Liabilities
Depreciation and fixed asset basis differences	$—	$938	$—	$737
Allowances for professional liability and other risks	430		426	—
Accounts receivable	368		348	—
Compensation	402		502	—
Right-of-use lease assets and obligations	451	438	428	419
Other	536	698	499	652

	$2,187	$2,074	$2,203	$1,808

Schedule of Activity Related to our Gross Unrecognized Tax Benefits
The following table summarizes the activity related to our gross unrecognized tax benefits, excluding accrued interest of $129 million and $99 million as of December 31, 2022 and 2021, respectively (dollars in millions):

	2022	2021
Balance at January 1	$576	$469
Additions based on tax positions related to the current year	25	57
Additions for tax positions of prior years	50	66
Reductions for tax positions of prior years	(4)	(6)
Settlements	(1)	(3)
Lapse of applicable statutes of limitations	(7)	(7)

Balance at December 31	$639	$576